RIGHT OF USE ASSETS	9 Months Ended
Sep. 30, 2025
RIGHT OF USE ASSETS
RIGHT OF USE ASSETS

NOTE 6 – RIGHT OF USE ASSETS

Movements in right of use assets are as follows:

	September 30,
	2025	2024
At the beginning of the year	599,242	572,872
Acquisitions through business combination (*)	142,542	—
Increase	140,390	218,871
Net carrying value of decreases	(5,286)	(698)
Currency translation adjustments	6,788	(19,217)
Amortization of the period	(190,881)	(185,262)
At the end of the period	692,795	586,566

(*) See Note 16.